Consolidated Statements of Shareholders’ Equity and Cumulative Redeemable Preferred Shares (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Series D Preferred Stock
Dividends on preferred shares (in dollar per share)	$ 2.49	$ 2.00
Series H Preferred Stock
Dividends on preferred shares (in dollar per share)	2.45	1.96
Series I Preferred Stock
Dividends on preferred shares (in dollar per share)	2.00	2.00
Series J Preferred Stock
Dividends on preferred shares (in dollar per share)	$ 2.20	$ 1.76